Schedule of group’s exposure to credit risk and ECLs for trade receivables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Gross carrying amount	$ 509,188	$ 436,416
Loss allowance	$ 46,768	$ 46,768
Current [member]
IfrsStatementLineItems [Line Items]
Expected loss rate	0.00%	0.00%
Gross carrying amount	$ 406,305	$ 363,164
Loss allowance
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Expected loss rate	5.00%	66.00%
Gross carrying amount	$ 59,333	$ 71,136
Loss allowance	$ 3,218	$ 46,768
Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Expected loss rate	0.00%	0.00%
Gross carrying amount		$ 2,116
Loss allowance
Later than six months [member]
IfrsStatementLineItems [Line Items]
Expected loss rate	100.00%	0.00%
Gross carrying amount	$ 43,550
Loss allowance	$ 43,550